Submission	Oct. 31, 2025
Submission [Line Items]
Central Index Key	0001516912
Registrant Name	ORIGIN BANCORP, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A